Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Presentation, Accounting Policies, Critical Accounting Estimates And Judgements [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2. Basis of Presentation and Summary of Significant Accounting Policies
A. Basis of Presentation
Basis of Accounting
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”). MFC Bancorp complies with all the requirements of IFRS.
These consolidated financial statements were prepared using going concern, accrual (except for cash flow information) and historical cost (except for investment property and certain inventories, financial assets and financial liabilities which are measured at fair value and certain assets that are measured at fair value less costs to sell or of disposal) bases.
The presentation currency of these consolidated financial statements is the Canadian dollar ($), rounded to the nearest thousand (except per share amounts).
Principles of Consolidation
These consolidated financial statements include the accounts of MFC Bancorp and entities it controls. The Company controls an investee if and only if it has all the following: (a) power over the investee; (b) exposure, or rights, to variable returns from its involvement with the investee; and (c) the ability to use its power over the investee to affect the amount of its returns. When the Group holds, directly or indirectly, more than 50% of the voting power of the investee, it is presumed that the Group controls the investee, unless it can be clearly demonstrated that this is not the case. Subsidiaries are consolidated from the date of their acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases. All intercompany balances and transactions, including unrealized profits arising from intragroup transactions, have been eliminated in full. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred.
On the acquisition date, a non-controlling interest is measured at either its fair value or its proportionate share in the recognized amounts of the subsidiary’s identifiable net assets, on a transaction-by-transaction basis. Subsequently, non-controlling interest increases or decreases for its share of changes in equity since the acquisition date.
After initial consolidation of a subsidiary, when the proportion of equity held by non-controlling interests changes, the Group adjusts the carrying amounts of the controlling and non-controlling interests to reflect the changes in their relative interests in the subsidiary. The Group recognizes directly in equity any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received and attributes such difference to the owners of MFC Bancorp.
When the Group loses control of a subsidiary it: (a) derecognizes (i) the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts at the date when control is lost and (ii) the carrying amount of any non-controlling interests in the former subsidiary at the date when control is lost (including any components of other comprehensive income attributable to them); (b) recognizes (i) the fair value of the consideration received, if any, from the transaction, event or circumstances that resulted in the loss of control, (ii) if the transaction, event or circumstances that resulted in the loss of control involves a distribution of shares of the subsidiary to owners in their capacity as owners, that distribution and (iii) any investment retained in the former subsidiary at its fair value at the date when control is lost; (c) reclassifies to profit or loss, or transfers directly to retained earnings if required by IFRS, the amounts recognized in other comprehensive income in relation to the subsidiary; and (d) recognizes any resulting difference as a gain or loss in profit or loss attributable to the owners of MFC Bancorp.
The financial statements of MFC Bancorp and its subsidiaries used in the preparation of the consolidated financial statements are prepared as of the same date, using uniform accounting policies for like transactions and other events in similar circumstances.
Foreign Currency Translation
The presentation currency of the Group’s consolidated financial statements is the Canadian dollar.
MFC Bancorp conducts its business throughout the world through its foreign operations. Foreign operations are entities that are subsidiaries, associates, joint arrangements or branches, the activities of which are based or conducted in countries or currencies other than those of MFC Bancorp. Functional currency is the currency of the primary economic environment in which an entity operates and is normally the currency in which the entity primarily generates and expends cash. Foreign currency is a currency other than the functional currency of the entity. The functional currencies of the Company and its subsidiaries and branches primarily comprise the Canadian dollar, Euro (“EUR” or “€”) and the United States dollar (“US$”).
Reporting foreign currency transactions in the functional currency
A foreign currency transaction is a transaction that is denominated or requires settlement in a foreign currency. A foreign currency transaction is recorded, on initial recognition in an entity’s functional currency, by applying to the foreign currency amount the spot exchange rate between the functional currency and the foreign currency at the date of the transaction. At the end of each reporting period: (a) foreign currency monetary items are translated using the closing rate; (b) non-monetary items denominated in a foreign currency that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction; and (c) foreign currency non-monetary items that are measured at fair value are translated using the exchange rates at the date when the fair value was determined.
Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous periods are recognized in profit or loss in the period in which they arise, except for exchange differences arising on a monetary item that forms part of a reporting entity’s net investment in a foreign operation which are initially recorded in other comprehensive income in the consolidated financial statements and reclassified from equity to profit or loss on disposal of the net investment.
When a gain or loss on a non-monetary item is recognized in other comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized in profit or loss, any exchange component of that gain or loss is recognized in profit or loss.
Use of a presentation currency other than the functional currency
When an entity presents its financial statements in a currency that differs from its functional currency, the results and financial position of the entity are translated into the presentation currency using the following procedures: (a) assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position; (b) income and expenses for each statement of operations presented are translated at exchange rates at the dates of the transactions or, for practical reasons, the average exchange rates for the periods when they approximate the exchange rates at the dates of the transactions; (c) individual items within equity are translated at either the historical exchange rates when practical or at the closing exchange rates at the date of the statement of financial position; and (d) all resulting exchange differences are recognized in other comprehensive income.
The following table sets out exchange rates for the translation of the Euro and U.S. dollar, which represented the major trading currencies of the Group, into the Canadian dollar:
	EUR	US$
Closing rate at December 31, 2017	1.5052	1.2545
Average rate for the year 2017	1.4650	1.2986
Closing rate at December 31, 2016	1.4169	1.3427
Average rate for the year 2016	1.4660	1.3248
Closing rate at December 31, 2015	1.5029	1.3840
Average rate for the year 2015	1.4182	1.2787
Fair Value Measurement
Certain assets and liabilities of the Group are measured at fair value (see Note 2B. Significant Accounting Policies).
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement is for a particular asset or liability. Therefore, when measuring fair value, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either:
(a)   in the principal market for the asset or liability; or

(b)   in the absence of a principal market, in the most advantageous market for the asset or liability.

The Group measures the fair value of an asset or a liability using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. IFRS 13, Fair Value Measurement (“IFRS 13”), establishes a fair value hierarchy that categorizes the inputs to valuation techniques used to measure fair value into three levels:
Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 inputs are unobservable inputs for the asset or liability.
Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability.
Non-current Assets Held for Sale
A non-current asset (or disposal group) is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such asset (or disposal group), the appropriate level of management must be committed to a plan to sell the asset (or disposal group) and an active program to locate a buyer and complete the plan must have been initiated. Further, the asset (or disposal group) must be actively marketed for sale at a price that is reasonable in relation to its current fair value and the sale is highly probable to complete within one year from the date of classification, except as permitted under certain events and circumstances. If the aforesaid criteria are no longer met, the Group ceases to classify the asset (or disposal group) as held for sale.
Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their carrying amounts and fair values less costs to sell. The Group does not depreciate or amortize a non-current asset while it is classified as held for sale.
When the criteria for non-current assets held for sale are no longer met, the Group ceases to classify the asset (or disposal group) as held for sale. The Group measures a non-current asset (or disposal group) that ceases to be classified as held for sale at the lower of: (a) its carrying amount before the asset (or disposal group) was classified as held for sale, adjusted for any depreciation, amortization or revaluations that would have been recognized had the asset (or disposal group) not been classified as held for sale; and (b) its recoverable amount at the date of the subsequent decision not to sell.
Use of Estimates and Assumptions and Measurement Uncertainty
The timely preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s best estimates are based on the facts and circumstances available at the time estimates are made, historical experience, general economic conditions and trends and management’s assessment of probable future outcomes of these matters. Actual results could differ from these estimates and such differences could be material. For critical judgments in applying accounting policies and major sources of estimation uncertainty (see Notes 2C and 2D).
B. Significant Accounting Policies
(i) Financial Instruments
All financial assets and financial liabilities are classified by characteristic and/or management intent. Except for certain financial instruments which are excluded from the scope, all financial assets are classified into one of four categories: (a) at fair value through profit or loss; (b) held-to-maturity; (c) loans and receivables; and (d) available-for-sale, and all financial liabilities are classified into one of two categories: (a) at fair value through profit or loss; and (b) at amortized cost.
A financial asset or financial liability at fair value through profit or loss is a financial asset or financial liability that meets either of the following conditions: (a) it is classified as held for trading if it is (i) acquired or incurred principally for the purpose of selling or repurchasing it in the near term, (ii) part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking, or (iii) a derivative, except for a derivative that is a designated and effective hedging instrument; or (b) it is designated by the Group upon initial recognition as at fair value through profit or loss when certain conditions are met. Generally, a financial instrument cannot be reclassified out of the fair value through profit or loss category while it is held or issued, except in rare circumstances.
Available-for-sale financial assets are those non-derivative financial assets that are designated as available for sale, or that are not classified as loans and receivables, held-to-maturity investments, or at fair value through profit or loss.
Non-derivative financial liabilities are classified as financial liabilities measured at amortized cost.
When a financial asset or financial liability is recognized initially, the Group measures it at its fair value plus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. Transaction costs related to the acquisition or issue of a financial asset or financial liability at fair value through profit or loss are expensed as incurred. The subsequent measurement of a financial instrument and the recognition of associated gains and losses are determined by the financial instrument classification.
After initial recognition, the Group measures financial assets, including derivatives that are assets, at their fair values, without any deduction for transaction costs it may incur on sale or other disposal, except for the following financial assets: (a) held-to-maturity investments which are measured at amortized cost using the effective interest method; (b) loans and receivables which are measured at amortized cost using the effective interest method; and (c) investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured and derivatives that are linked to and must be settled by delivery of such unquoted equity instruments which are measured at cost. All financial assets except those measured at fair value through profit or loss are subject to review for impairment.
After initial recognition, the Group measures all financial liabilities at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss (including derivatives that are liabilities), which are measured at their fair values (except for derivative liabilities that are linked to and must be settled by delivery of unquoted equity instruments whose fair value cannot be reliably measured, which should be measured at cost).
Regular way purchases and sales of financial assets are accounted for at the settlement date.
A gain or loss on a financial asset or financial liability classified as at fair value through profit or loss is recognized in profit or loss for the period in which it arises. A gain or loss on an available-for-sale financial asset is recognized in other comprehensive income, except for impairment losses, until the financial asset is derecognized, at which time the cumulative gain or loss previously recognized in accumulated other comprehensive income is recognized in profit or loss for the period. For financial assets and financial liabilities carried at amortized cost, a gain or loss is recognized in profit or loss when the financial asset or financial liability is derecognized or impaired and through the amortization process.
Whenever quoted market prices are available, bid prices are used for the measurement of fair value of financial assets while ask prices are used for financial liabilities. When the market for a financial instrument is not active, the Group establishes fair value by using a valuation technique. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available; reference to the current fair value of another financial instrument that is substantially the same; discounted cash flow analysis; option pricing models; and other valuation techniques commonly used by market participants to price the financial instrument.
(ii) Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, cash at banks and highly liquid investments (e.g. money market funds) readily convertible to a known amount of cash and subject to an insignificant risk of change in value. They have maturities of three months or less from the date of acquisition and are generally interest-bearing.
(iii) Securities
Securities are classified as at fair value through profit or loss (i.e. held for trading) or short-term or long-term available-for-sale securities.
Publicly-traded securities (debt and equity) which are acquired principally for the purpose of selling in the near term are classified as held for trading. Securities held for trading are measured at their bid prices on the reporting date.
Available-for-sale securities consist of publicly-traded securities and unlisted equity securities which are not held for trading and not held to maturity. Long-term available-for-sale securities are purchased with the intention to hold until market conditions render alternative investments more attractive. Short-term available-for-sale securities are held with the intention of management to sell within the current operating cycle but do not meet the definition of trading securities.
When a decline in the fair value of an available-for-sale security has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment even though the security has not been derecognized. A significant or prolonged decline in the fair value of an investment in an equity instrument below its cost is an objective evidence of impairment. The Group considers a decline in excess of 25 percent generally as significant and a decline in a quoted market price that persists for 15 months as prolonged. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available for sale shall not be reversed through profit or loss.
If, in a subsequent period, the fair value of a debt instrument classified as available for sale increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in profit or loss, the impairment loss shall be reversed, with the amount of the reversal recognized in profit or loss.
Gains and losses on sales of securities are calculated on the average cost basis.
(iv) Securities and Financial Liabilities – Derivatives
A derivative is a financial instrument or other contract with all three of the following characteristics: (a) its value changes in response to the change in a specified interest rate, financial instrument price, product price, foreign exchange rate, index of prices or rates, credit rating or credit index, or other variable; (b) it requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and (c) it is settled at a future date. A derivative financial instrument is either exchange-traded or negotiated. A derivative financial instrument is included in the consolidated statement of financial position as a security (i.e. financial asset) or a financial liability and measured at fair value. The recognition and measurement of a derivative financial instrument under IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”), does not apply to a contract that is entered into and continues to be held for the purpose of the receipt or delivery of a non-financial item in accordance with the Group’s expected purchase, sale or usage requirements.
Derivatives embedded in other financial instruments or other host contracts are separated from the host contracts and accounted for separately as derivatives in the consolidated statement of financial position when their risks and characteristics are not closely related to those of the host contract.
Where the Group has both the legal right and intent to settle derivative assets and liabilities simultaneously with the counterparty, the net fair value of the derivative financial instruments is reported as an asset or liability, as appropriate.
Changes in the fair values of derivative financial instruments that do not qualify for hedge accounting are recognized in profit or loss as they arise.
(v) Receivables
Receivables are classified as loans and receivables and are measured at amortized cost.
Receivables are net of an allowance for credit losses, if any. The Group performs ongoing credit evaluations of its customers and adjusts the allowance accounts for specific customer risks and credit factors. Receivables are considered past due on an individual basis based on the terms of the contracts.
(vi) Allowance for Credit Losses
The Group applies credit risk assessment and valuation methods to its trade and other receivables. The Group’s allowance for credit losses is maintained at an amount considered adequate to absorb estimated credit-related losses. Such allowance reflects management’s best estimate of the losses in the Group’s receivables and judgments about economic conditions. Estimates and judgments could change in the near term, and could result in a significant change to a recognized allowance. Credit losses arise primarily from receivables but may also relate to other credit instruments issued by or on behalf of the Group, such as guarantees and letters of credit. An allowance for credit losses is increased by provisions, which are recognized in profit or loss and reduced by write-offs net of any recoveries.
Specific provisions are established on an individual receivable basis. Write-offs are generally recorded after all reasonable restructuring or collection activities have taken place and there is no realistic prospect of recovery.
If, in a subsequent period, the amount of an impairment loss decreases and the decrease is related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed either directly or by adjusting the allowance account.
(vii) Inventories
Inventories principally consist of raw materials, work-in-progress, and finished goods. Inventories, other than products acquired in commodity activities, are recorded at the lower of cost and net realizable value. Cost, where appropriate, includes an allocation of manufacturing overheads incurred in bringing inventories to their present location and condition and is assigned by using the first-in, first-out or weighted average cost formula, depending on the class of inventories. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The reversal of a write-down of inventories arising from an increase in net realizable value is recognized as a reduction in the amount of costs of sales and services in the period in which the reversal occurs.
Commodity products acquired by the Group as a broker-trader in the Group’s merchant banking activities with the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin are measured at fair value less costs to sell.
(viii) Real Estate Held for Sale
Real estate held for sale is real estate intended for sale in the ordinary course of business or in the process of construction or development for such sale.
Real estate held for sale is accounted for as inventories measured at the lower of cost (on a specific item basis) and net realizable value. Net realizable value is estimated by reference to sale proceeds of similar properties sold in the ordinary course of business less all estimated selling expenses around the reporting date, or by management estimates based on prevailing market conditions. The amount of any write-down of properties to net realizable value is recognized as an expense in the period the write-down occurs. The reversal of a write-down arising from an increase in net realizable value is recognized in the period in which the reversal occurs.
All of the Group’s real estate held for sale is located in Europe.
(ix) Investment Property
Investment property is property that is held for generating rental income or for capital appreciation or both, rather than for: (a) use in the production or supply of goods or services or for administrative purposes; or (b) sale in the ordinary course of business. The Group’s investment property comprises freehold land and buildings. Investment property is initially recognized at cost including related transaction costs. After initial recognition, investment property is measured at fair value, with changes in fair value recognized in profit or loss in the period in which they arise.
The Group determines fair value without any deduction for transaction costs it may incur on sale or other disposal. Fair value of the Group’s investment property is based on valuations prepared annually by external evaluators in accordance with guidance issued by the International Valuation Standard Committee and reviewed by the Group, or these valuations are updated by management when there are no significant changes in the inputs to the valuation prepared by external evaluators in the preceding year, in accordance with guidance on fair value in IFRS 13.
(x) Property, Plant and Equipment
Property, plant and equipment are carried at cost, net of accumulated depreciation and, if any, accumulated impairment losses. The initial cost of an item of property, plant and equipment comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of any decommissioning obligation, if any, and, for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset. Where an item of property, plant and equipment or part of the item that was separately depreciated is replaced and it is probable that future economic benefits associated with the replacement item will flow to the Group, the cost of the replacement item is capitalized and the carrying amount of the replaced asset is derecognized. All other replacement expenditures are recognized in profit or loss when incurred.
Inspection costs associated with major maintenance programs are capitalized and amortized over the period to the next inspection. All other maintenance costs are expensed as incurred.
The depreciable amounts of the Group’s property, plant, and equipment (i.e. the costs of the assets less their residual values) are depreciated according to the following estimated useful lives and methods:
	Lives	Method
Buildings	20 years	straight-line
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Depreciation expense is included in costs of sales and services or selling, general and administrative expense, whichever is appropriate.
The residual value and the useful life of an asset are reviewed at least at each financial year-end and, if expectations differ from previous estimates, the changes, if any, are accounted for as a change in an accounting estimate in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The depreciation method applied to an asset is reviewed at least at each financial year-end and, if there has been a significant change in the expected pattern of consumption of the future economic benefits embodied in the asset, the method is changed to reflect the changed pattern.
The carrying amount of an item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is derecognized.
(xi) Interests in Resource Properties
The Group’s interests in resource properties comprise exploration and evaluation assets (comprising hydrocarbon probable reserves and hydrocarbon unproved lands), hydrocarbon development and production assets and an interest in an iron ore mine.
(a) Exploration and evaluation assets
Exploration and evaluation costs, including the costs of acquiring undeveloped land and drilling costs are initially capitalized until the drilling of the well is complete and the results have been evaluated in order to determine the technical feasibility and commercial viability of the asset. Technical feasibility and commercial viability are considered to be determinable when proved and/or probable reserves are determined to exist. When proved and/or probable reserves are found, the drilling costs and the costs of associated hydrocarbon unproved lands are reclassified to hydrocarbon development and production assets or from hydrocarbon unproved lands to hydrocarbon probable reserves. The cost of hydrocarbon undeveloped land that expires or any impairment recognized during a period is charged to profit or loss. Pre-license costs are recognized in profit or loss as incurred.
(b) Hydrocarbon development and production assets and an interest in an iron ore mine
The Group’s interests in resource properties include an interest in an iron ore mine and hydrocarbon development and production assets.
(1) Recognition and measurement
Interests in resource properties are initially measured at cost and subsequently carried at cost less accumulated depletion and, if any, accumulated impairment losses.
The cost of an interest in resource property includes the initial purchase price and directly attributable expenditures to find, develop, construct and complete the asset. This cost includes reclassifications from exploration and evaluation assets, installation or completion of infrastructure facilities such as platforms, pipelines and the drilling of development wells, including unsuccessful development or delineation wells. Any costs directly attributable to bringing the asset to the location and condition necessary to operate as intended by management and result in an identifiable future benefit are also capitalized. These costs include an estimate of decommissioning obligations and, for qualifying assets, capitalized borrowing costs.
(2) Subsequent costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of property are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. Such capitalized costs generally represent costs incurred in developing proved reserves and bringing in, or enhancing production from, such reserves and are accumulated on a field or geotechnical area basis. All other expenditures are recognized in profit or loss as incurred. The costs of periodic servicing of the properties are recognized in costs of sales and services as incurred.
The carrying amount of any replaced or sold component is derecognized.
(3) Depletion
The carrying amount of an interest in a resource property is depleted using the unit of production method by reference to the ratio of production in the period to the related reserves.
For interests in hydrocarbon development and production assets, depletion is calculated based on proved producing reserves, taking into account estimated future development costs necessary to bring those reserves into production and the estimated salvage values of the assets at the end of their estimated useful lives. Future development costs are estimated taking into account the level of development required to continue to produce the reserves. Reserves for hydrocarbon development and production assets are estimated annually by independent qualified reserve evaluators and represent the estimated quantities of natural gas, natural gas liquids and crude oil which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible. For depletion purposes, relative volumes of petroleum and natural gas production and reserves are converted at the energy equivalent conversion rate of six thousand cubic feet of natural gas to one barrel of crude oil.
For the royalty interest in an iron ore mine, depletion is calculated based on proved and probable reserves. The estimate of the reserves of iron ore is reviewed whenever significant new information about the reserve is available, or at least at each financial year-end.
(xii) Impairment of Non-financial Assets
The Group reviews the carrying amounts of its non-financial assets at each reporting date to determine whether there is any indication of impairment. If any such indication exists, an asset’s recoverable amount is estimated.
The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Where an individual asset does not generate separately identifiable cash flows, an impairment test is performed at the cash-generating unit (“CGU”) level. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Where the carrying amount of an asset (or CGU) exceeds its recoverable amount, the asset (or CGU) is considered impaired and written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, an appropriate valuation model is used. These calculations are corroborated by external valuation metrics or other available fair value indicators wherever possible.
An assessment is made at the end of each reporting period whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, an estimate of the assets (or CGU’s) recoverable amount is reviewed. A previously recognized impairment loss is reversed to the extent that the events or circumstances that triggered the original impairment have changed. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, depletion and amortization, had no impairment loss been recognized for the asset in prior periods. A reversal of an impairment loss for a CGU is allocated to the assets of the CGU pro-rata with the carrying amounts of those assets.
Hydrocarbon probable reserves are tested for impairment when they are reclassified to hydrocarbon development and production assets or when indicators exist that suggest the carrying amount may exceed the recoverable amount. For purposes of impairment testing, hydrocarbon probable reserves are grouped with related producing resource properties as a CGU with common geography and geological characteristics.
Unproved lands are evaluated for indicators separately from hydrocarbon development and production assets and hydrocarbon probable reserves. Impairment is assessed by comparing the carrying amount of unproved lands to values determined by an independent land evaluator based on recent market transactions. Management also takes into account future plans for those properties, the remaining terms of the leases and any other factors that may be indicators of potential impairment.
(xiii) Defined Benefit Pension Plan
Prior to October 1, 2017, the Group had defined benefit pension plans.
The Group recognizes an accrued pension obligation, which represents the deficit of a defined benefit pension plan and is calculated by deducting the fair value of plan assets from the present value of the defined benefit obligations, in the consolidated statement of financial position. When the Group has a surplus in a defined benefit plan, it measures the net defined benefit asset at the lower of: (a) the surplus in the defined benefit plan; and (b) the asset ceiling. The Group accounts not only for its legal obligation under the formal terms of a defined benefit plan, but also for any constructive obligation that arises from the Group’s informal practices. An asset relating to one plan is not offset against a liability relating to another plan.
The Group uses the projected unit credit method to determine the present value of its defined benefit obligations and the related current service cost and, where applicable, past service cost. Actuarial assumptions are unbiased and mutually compatible and comprise demographic and financial assumptions.
Past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods resulting from a plan amendment or curtailment, is recognized as an expense at the earlier of when the amendment/curtailment occurs or when the Group recognizes related restructuring or termination costs. The gain or loss on a settlement, which is the difference between the present value of the defined benefit obligation being settled and the settlement price, is recognized in profit or loss when the settlement occurs.
Current service cost and net interest on the accrued pension obligation are recognized in profit or loss.
Remeasurements of the accrued pension obligation, which comprise actuarial gains and losses, the return on plan assets (excluding amounts included in net interest on the net defined benefit liability (asset)) and any change in the effect of the asset ceiling (excluding amounts included in net interest on the net defined benefit liability (asset)), are recognized in other comprehensive income and are not reclassified to profit or loss in a subsequent period.
(xiv) Provisions and Contingencies
Provisions are recognized when the Group has a present obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date. Where appropriate, the future cash flow estimates are adjusted to reflect risks specific to the liability. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recorded as accretion and included in finance costs.
Contingent liabilities are possible obligations whose existence will only be confirmed by future events not wholly within the control of the Group. Contingent liabilities, other than those assumed in connection with business combinations which are measured at fair value at the acquisition date, are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of economic resources is considered remote. Legal costs in connection with a loss contingency are recognized in profit or loss when incurred.
The Group does not recognize a contingent or reimbursement asset unless it is virtually certain that the contingent or reimbursement asset will be received.
(xv) Puttable Instrument Financial Liabilities
A puttable financial instrument represents a contractual obligation for the issuer to repurchase or redeem the instrument for cash or another financial asset on exercise of the put. Puttable instruments held by non-controlling interests in a subsidiary are classified as a financial liability, which is recognized at an amount equal to the present value of the amount that could be required to be paid to the counterparties. Changes in the measurement of the obligation due to the unwinding of the discount or changes in the amount that the Group could be required to pay are recognized in profit or loss.
The financial liability is reclassified to equity when all the features of and conditions for classification as equity are met. At such time, equity is measured at the carrying amount of the financial liability at the date of reclassification.
(xvi) Decommissioning Obligations
The Group provides for decommissioning, restoration and similar liabilities (collectively, decommissioning obligations) on its resource properties, facilities, production platforms, pipelines and other facilities based on estimates established by current legislation and industry practices. The decommissioning obligation is initially measured at fair value and capitalized to interests in resource properties or property, plant and equipment as an asset retirement cost. The liability is estimated by discounting expected future cash flows required to settle the liability using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated future asset retirement costs are adjusted for risks such as project, physical, regulatory and timing. The estimates are reviewed periodically. Changes in the provision as a result of changes in the estimated future costs or discount rates are added to or deducted from the asset retirement cost in the period of the change. The liability accretes for the effect of time value of money until it is settled. The capitalized asset retirement cost is amortized through depreciation, depletion and amortization over the estimated useful life of the related asset. Actual asset retirement expenditures are recorded against the obligation when incurred. Any difference between the accrued liability and the actual expenditures incurred is recorded as a gain or loss in the settlement period.
(xvii) Own Equity Instruments
The Group’s holdings of its own equity instruments, including common stock and preferred stock, are presented as “treasury stock” and deducted from shareholders’ equity at cost and in the determination of the number of equity shares outstanding. No gain or loss is recognized in profit or loss on the purchase, sale, re-issue or cancellation of the Group’s own equity instruments.
(xviii) Revenue Recognition
Revenues include proceeds from sales of merchant banking products and services, real estate properties, medical instruments and supplies, rental income on investment property, interest and dividend income and net gains on securities. In an agency relationship, revenue is the amount of commission earned.
Revenue from the sale of goods is recognized when: (a) the Group has transferred to the buyer the significant risks and rewards of ownership of the goods (which generally coincides with the time when the goods are delivered to the buyer and title has passed); (b) the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold; (c) the amount of revenue can be measured reliably; (d) it is probable that the economic benefits associated with the transaction will flow to the Group; and (e) the costs incurred or to be incurred in respect of the transaction can be measured reliably.
Revenue from the rendering of services is recognized when: (a) the amount of revenue can be measured reliably; (b) it is probable that the economic benefits associated with the transaction will flow to the Group; (c) the stage of completion of the transaction at the reporting date can be measured reliably; and (d) the costs incurred for the transaction and the costs to complete the transaction can be measured reliably.
Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods and services provided in the normal course of business, net of discounts, customs duties and sales taxes. When the Group charges shipping and handling fees to customers, such fees are included in sales revenue. Where the Group acts as an agent on behalf of a third party to procure or market goods, any associated fee income is recognized and no purchase or sale is recorded.
Interest, royalty and dividend income are recognized when it is probable that economic benefits will flow to the Group and the amount of income can be measured reliably. Interest income is recognized using the effective interest method. Royalty income is recognized on an accrual basis in accordance with the substance of the relevant agreements. Dividend income is recognized when the Group’s right as a shareholder to receive payment is established.
(xix) Costs of Sales and Services
Costs of sales and services include the costs of goods (merchant banking products and services, real estate properties, medical instruments and supplies) sold. The costs of goods sold include both the direct cost of materials and indirect costs, freight charges, purchasing and receiving costs, inspection costs, distribution costs and a provision for warranty when applicable.
Costs of sales and services also include write-downs of inventories, net loss on securities, credit losses on loans and receivables and fair value gain and loss on investment property, commodity inventories and derivative contracts.
The reversal of write-downs of inventories and allowance for credit losses reduces the costs of sales and services.
(xx) Employee Benefits
Wages, salaries, bonuses, social security contributions, paid annual leave and sick leave are accrued in the period in which the associated services are rendered by employees of the Group. The employee benefits are included in costs of sales and services or selling, general and administrative expenses, as applicable.
(xxi) Leases
A lease is classified as an operating lease if it does not transfer substantially all the risks and rewards incidental to ownership of the leased asset. Operating lease payments are expensed in profit or loss over the term of the lease on a straight line basis.
(xxii) Share-Based Compensation
The cost of equity-settled transactions with employees is measured by reference to the fair value of the equity instruments on the date at which the equity instruments are granted and is recognized as an expense over the vesting period, which ends on the date on which the relevant employees become fully entitled to the award. Fair value is determined by using an appropriate valuation model. At each reporting date before vesting, the cumulative expense is calculated, representing the extent to which the vesting period has expired and management’s best estimate of the achievement or otherwise of non-market conditions and the number of equity instruments that will ultimately vest. The movement in cumulative expense since the previous reporting date is recognized in profit or loss, with a corresponding amount in equity.
When the terms of an equity-settled award are modified or a new award is designated as replacing a cancelled or settled award, the cost based on the original award terms continues to be recognized over the original vesting period. In addition, an expense is recognized over the remainder of the new vesting period for the incremental fair value of any modification, based on the difference between the fair value of the original award and the fair value of the modified award, both as measured on the date of the modification. No reduction is recognized if this difference is negative. When an equity-settled award is cancelled other than by forfeiture when the vesting conditions are not satisfied, it is treated as if it had vested on the date of cancellation and any cost not yet recognized in profit or loss for the award is expensed immediately.
Share-based compensation expenses are included in selling, general and administrative expenses. When stock options are exercised, the exercise price proceeds together with the amount initially recorded in contributed surplus are credited to capital stock.
(xxiii) Finance Costs
Finance costs comprise interest expense on borrowings, accretion of the discount on provisions, decommissioning obligations and other liabilities and charges and fees relating to factoring transactions.
Finance costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use. All other finance costs are recognized in profit or loss in the period in which they are incurred.
Capital stock and debt are recorded at the amount of proceeds received, net of direct issue costs (transaction costs). The transaction costs attributable to debt issued are amortized over the debt term using the effective interest method.
(xxiv) Income Taxes
Income tax expense (recovery) comprises current income tax expense (recovery) and deferred income tax expense (recovery) and includes all domestic and foreign taxes which are based on taxable profits. The current income tax provision is based on the taxable profits for the period. Taxable profit differs from income before income taxes as reported in the statements of operations because it excludes items of income or expense that are taxable or deductible in other periods and items that are never taxable or deductible. The Group’s liability for current income tax is calculated using tax rates that have been enacted or substantively enacted by the reporting date. Deferred income tax is provided, using the liability method, on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts in the consolidated statement of financial position.
Deferred income tax liabilities are recognized for all taxable temporary differences:
-       except where the deferred income tax liability arises on goodwill that is not tax deductible or the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

-       in respect of taxable temporary differences associated with investments in subsidiaries and branches, except where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized:
-       except where the deferred income tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

-       in respect of deductible temporary differences associated with investments in subsidiaries and branches, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future.

On the reporting date, management reviews the Group’s deferred income tax assets to determine whether it is probable that the benefits associated with these assets will be realized. The Group also reassesses unrecognized deferred income tax assets. The review and assessment involve evaluating both positive and negative evidence. The Group recognizes a previously unrecognized deferred income tax asset to the extent that it has become probable that future taxable profit will allow the deferred income tax asset to be recovered.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. Tax relating to items recognized in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current income tax assets against current income tax liabilities, and when they relate to income tax levied by the same taxation authority and the Group intends to settle its current income tax assets and liabilities on a net basis.
Withholding taxes (which include withholding taxes payable by a subsidiary on distributions to the Group) are treated as income taxes when they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is calculated by reference to revenue derived.
The Group includes interest charges and penalties on current income tax liabilities as a component of interest expense.
(xxv) Earnings Per Share
Basic earnings per share is determined by dividing net income attributable to ordinary equity holders of MFC Bancorp by the weighted average number of common shares outstanding during the period, net of treasury stock.
Diluted earnings per share is determined using the same method as basic earnings per share, except that the weighted average number of common shares outstanding includes the effect of dilutive potential ordinary shares. For the purpose of calculating diluted earnings per share, the Group assumes the exercise of its dilutive options with the assumed proceeds from these instruments regarded as having been received from the issue of common shares at the average market price of common shares during the period. The difference between the number of common shares issued and the number of common shares that would have been issued at the average market price of common shares during the period is treated as an issue of common shares for no consideration and added to the weighted average number of common shares outstanding. The amount of the dilution is the average market price of common shares during the period minus the issue price and the issue price includes the fair value of services to be supplied to the Group in the future under the share-based payment arrangement. Potential ordinary shares are treated as dilutive when, and only when, their conversion to ordinary shares would decrease earnings per share or increase loss per share from continuing operations.
When share-based payments are granted during the period, the shares issuable are weighted to reflect the portion of the period during which the payments are outstanding. The shares issuable are also weighted to reflect forfeitures occurring during the period. When stock options are exercised during the period, shares issuable are weighted to reflect the portion of the period prior to the exercise date and actual shares issued are included in the weighted average number of shares outstanding from the exercise date.
(xxvi) Business Combinations
The Group accounts for each business combination by applying the acquisition method. Pursuant to the acquisition method, the Group, when a business combination occurs and it is identified as the acquirer, determines the acquisition date (on which the Group legally transfers the consideration, acquires the assets and assumes the liabilities of the acquiree), recognizes and measures the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, and recognizes and measures goodwill or a gain from a bargain purchase (i.e. negative goodwill). The identifiable assets acquired and the liabilities assumed are measured at their acquisition-date fair values. A non-controlling interest is measured at either its fair value or its proportionate share in the recognized amounts of the subsidiary’s identifiable net assets, on a transaction-by-transaction basis.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, the liabilities incurred by the Group to former owners of the acquiree and the equity interests issued by the Group.
In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports in its financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, the Group retrospectively adjusts the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. During the measurement period, the Group also recognizes additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period ends as soon as the Group receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable. However, the measurement period does not exceed one year from the acquisition date.
Acquisition-related costs are costs the Group incurs to effect a business combination. Those costs include finder’s fees; advisory, legal, accounting, valuation and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. The Group accounts for acquisition-related costs as expenses in the periods in which the costs are incurred and the services are received, except for the costs to issue debt or equity securities (see Significant Accounting Policy Item (xxiii) above).
C. Critical Judgments in Applying Accounting Policies
In the process of applying the Group’s accounting policies, management makes various judgments, apart from those involving estimations under Note 2D below, that can significantly affect the amounts it recognizes in the consolidated financial statements. The following are the critical judgments that management has made in the process of applying the Group’s accounting policies and that have the most significant effects on the amounts recognized in the consolidated financial statements:
(i) Identification of Cash-generating Units
The Group’s assets are aggregated into CGUs, for the purpose of assessing and calculating impairment, based on their ability to generate largely independent cash flows. The determination of CGUs requires judgment in defining the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. CGUs have been determined based on similar geological structure, shared infrastructure, geographical proximity, product type and similar exposure to market risks. In the event facts and circumstances surrounding factors used to determine the Group’s CGUs change, the Group will re-determine the groupings of CGUs.
(ii) Assets Held for Sale and Discontinued Operations
The Group applies judgment to determine whether an asset (or disposal group) is available for immediate sale in its present condition and that its sale is highly probable and therefore should be classified as held for sale at the balance sheet date. In order to assess whether it is highly probable that the sale can be completed within one year, or the extension period in certain circumstances, management reviews the business and economic factors, both macro and micro, which include the industry trends and capital markets, and the progress towards a sale transaction. It is also open to all forms of sales, including exchanges of non-current assets for other non-current assets when the exchange will have commercial substance in accordance with IAS 16, Property, Plant and Equipment.
A discontinued operation is a component of an entity (which comprises operations and cash flows that can be clearly distinguished, operationally and, for financial reporting purposes, from the rest of the entity) that either has been disposed of or is classified as held for sale. While a component of the entity has distinguished financial data, judgments must be exercised on the presentation of inter-company transactions between components that are presented as discontinued operations and those that are presented as continuing operations. Furthermore, the allocation of income tax expense (recovery) also involves the exercise of judgments as the tax position of continuing operations may have an impact on the tax position of discontinued operations, or vice versa.
(iii) Consolidation
Judgment is required when assessing whether the Group controls and therefore consolidates an entity, particularly an entity with complex share capital, management/decision-making or financing structures. Judgment is required to determine whether the Group has decision-making power over the key relevant activities of an investee, whether the Group has exposure or rights to variable returns from its involvement with the investee and whether the Group has the ability to use that power to affect its returns.
(iv) Purchase Price Allocations
For each business combination, the Group measures the identifiable assets acquired and the liabilities assumed at their acquisition-date fair values. The determination of fair value requires the Group to make assumptions, estimates and judgments regarding future events, including the profit forecast of the new subsidiary in the future. The allocation process is inherently subjective and impacts the amounts assigned to individual identifiable assets and liabilities, including the fair value of long-lived assets, the recognition and measurement of any unrecorded intangible assets and/or contingencies and the final determination of the amount of goodwill or bargain purchase. The inputs to the exercise of judgments include legal, contractual, business and economic factors. As a result, the purchase price allocation impacts the Group’s reported assets and liabilities and future net earnings due to the impact on future depreciation, depletion and amortization and impairment tests.
(v) Impairment of Receivables
A receivable is considered impaired when there is objective evidence that there has been a deterioration of credit quality subsequent to the initial recognition of the receivable to the extent the Group no longer has reasonable assurance as to the timely collection of the full amount of principal and interest. The Group assesses receivables for objective evidence of impairment individually for receivables that are individually significant, and collectively for receivables that are not individually significant. Management exercises judgment as to the timing of designating a receivable as impaired, the amount of the allowance required and the amount that will be recovered by taking into consideration collateral that is directly linked to the receivable.
D. Major Sources of Estimation Uncertainty
The timely preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.
The major assumptions about the future and other major sources of estimation uncertainty at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. These items require management’s most difficult, subjective or complex estimates. Actual results may differ materially from these estimates.
(i) Interests in Resource Properties and Reserve Estimates
The Group had interests in resource properties with an aggregate carrying amount of  $92,551 as at December 31, 2017.
Estimation of reported recoverable quantities of proved and probable reserves include judgmental assumptions regarding production profile, prices of products produced, exchange rates, remediation costs, timing and amount of future development costs and production, transportation and marketing costs for future cash flows. It also requires interpretation of geological and geophysical models in anticipated recoveries. The economical, geological and technical factors used to estimate reserves may change from period to period. Changes in reported reserves can impact the carrying amounts of the Group’s interests in resource properties and/or property, plant and equipment, the recognition of impairment losses and reversal of impairment losses, the calculation of depletion and depreciation, the provision for decommissioning obligations and the recognition of deferred income tax assets or liabilities due to changes in expected future cash flows. The recoverable quantities of reserves and estimated cash flows from the Group’s hydrocarbon interests are independently evaluated by reserve engineers at least annually.
The Group’s hydrocarbon reserves represent the estimated quantities of petroleum, natural gas and natural gas liquids which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be economically recoverable in future years from known reservoirs and which are considered commercially producible. Such reserves may be considered commercially producible if management has the intention of developing and producing them and such intention is based upon: (a) a reasonable assessment of the future economics of such production; (b) a reasonable expectation that there is a market for all or substantially all the expected hydrocarbon production; and (c) evidence that the necessary production, transmission and transportation facilities are available or can be made available. Reserves may only be considered proven and probable if producibility is supported by either production or conclusive formation tests.
Included in interests in resource properties as at December 31, 2017, were exploration and evaluation assets with an aggregate carrying amount of  $21,702. Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount and upon reclassification to hydrocarbon development and production assets. If such indicators exist, impairment, if any, is determined by comparing the carrying amounts to the recoverable amounts. The measurement of the recoverable amount involves a number of assumptions, including the timing, likelihood and amount of commercial production, further resource assessment plans and future revenue and costs expected from the asset, if any.
(ii) Impairment of Other Non-financial Assets
The Group had property, plant and equipment aggregating $83,954 as at December 31, 2017, consisting mainly of two power plants and a natural gas processing facility. Impairment of the Group’s non-financial assets is evaluated at the CGU level. In testing for impairment, the recoverable amounts of the Company’s CGUs are determined as the higher of their values in use and fair values less costs of disposal. In the absence of quoted market prices, the recoverable amount is based on estimates of future production rates, future product selling prices and costs, discount rates and other relevant assumptions. Increases in future costs and/or decreases in estimates of future production rates and product selling prices may result in a write-down of the Group’s property, plant and equipment.
(iii) Taxation
The Group is subject to tax in a number of jurisdictions and judgment is required in determining the worldwide provision for income taxes. Deferred income taxes are recognized for temporary differences using the liability method, with deferred income tax liabilities generally being provided for in full (except for taxable temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future) and deferred income tax assets being recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.
The operations and organization structures of the Group are complex, and related tax interpretations, regulations and legislation are continually changing. As a result, there are usually some tax matters in question that result in uncertain tax positions. The Group only recognizes the income tax benefit of an uncertain tax position when it is probable that the ultimate determination of the tax treatment of the position will result in that benefit being realized.
The Group companies’ income tax filings are subject to audit by taxation authorities in numerous jurisdictions. There are audits in progress and items under review, some of which may increase the Group’s income tax liabilities. In addition, the companies have filed appeals and have disputed certain issues. While the results of these items cannot be ascertained at this time, the Group believes that the Group has an adequate provision for income taxes based on available information.
The Group recognized deferred income tax assets of  $16,694 as at December 31, 2017. In assessing the realizability of deferred income tax assets, management considers whether it is probable that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible or before tax loss and tax credit carry-forwards expire. Management considers the future reversals of existing taxable temporary differences, projected future taxable income, taxable income in prior years and tax planning strategies in making this assessment. Unrecognized deferred income tax assets are reassessed at the end of each reporting period.
The Group provides for future income tax liabilities in respect of uncertain tax positions where additional income tax may become payable in future periods and such provisions are based on management’s assessment of exposure. The Group did not recognize the full deferred tax liability on taxable temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. The Group may change its investment decision in its normal course of business, thus resulting in additional income tax liabilities.
(iv) Contingencies
Pursuant to IAS 37, Provisions, Contingent Liabilities and Contingent Assets, the Group does not recognize a contingent liability. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. If it becomes probable that an outflow of future economic benefits will be required for an item previously accounted for as a contingent liability, an accrual or a provision is recognized in the consolidated financial statements of the period in which the change in probability occurs. See Note 26 for further disclosures on contingencies.
(v) Allowance for Credit Losses
The Group applies credit risk assessment and valuation methods to its trade and other receivables (see Note 2B(vi)). In February 2016, a customer of the Group filed for insolvency, which was an adjusting subsequent event in 2015 under IAS 10, and, as a result, the Group had to determine an allowance for credit losses against the trade receivables due from the customer and its affiliates, the provisions under certain guarantees which the Group had issued and the potential recoveries as at December 31, 2015. The recognition and measurement of these provisions was a complex process, involving a significant degree of judgment and a high level of estimation uncertainty. The factors considered include the Group’s legal rights and obligations under all the contracts and collateral which include inventories, mortgages and other credit enhancement instruments. After the recognition of impairment losses, the Group had net trade receivables of  $21,375 due from the customer and its affiliates as at December 31, 2017 (see Note 7).
E. Accounting Changes
Future Accounting Changes
IFRS 9, Financial Instruments, (“IFRS 9”), issued in July 2014, is the IASB’s replacement for IAS 39. IFRS 9 includes requirements for recognition and measurement, impairment, derecognition and general hedge accounting. The version of IFRS 9 issued in 2014 supersedes all previous versions and is mandatorily effective for annual reporting periods beginning on or after January 1, 2018. Management completed its assessment of the impacts of IFRS 9 on the Group’s consolidated financial statements and does not expect that IFRS 9 will have significant impacts on the Group’s consolidated financial statements except for additional disclosures. Accumulated other comprehensive income of  $526 on available-for-sale equity securities will be reclassified to opening deficit upon the initial adoption of IFRS 9. In accordance with the transition rules of IFRS 9, the Group will not restate its consolidated financial statements for prior periods but will recognize the difference between the previous carrying amount and the revised carrying amount on initial application of IFRS9 in opening deficit as at January 1, 2018.
IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), specifies how and when an entity will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard provides a single, principles based five-step model to be applied to all contracts with customers. IFRS 15 is effective for annual reporting periods beginning on or after January 1, 2018. Management completed its assessment of the impacts of IFRS 15 on the Group’s consolidated financial statements and does not expect that IFRS 15 will have significant impacts on the Group’s consolidated financial statements except for additional disclosures.
IFRS 16, Leases (“IFRS 16”), issued in January 2016, introduces a single on-balance sheet model of accounting for leases by lessees that eliminates the distinction between operating and finance leases. Lessor accounting remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, Leases, and related interpretations and is effective for annual reporting periods beginning on or after January 1, 2019, with earlier application permitted if IFRS 15 has also been applied. Management will adopt IFRS 16 in 2019 and is currently assessing the impacts of IFRS 16 on the Group’s consolidated financial statements.